Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2023

Shares			Value
	INVESTMENT COMPANIES - 99.9%
	Exchange Traded Funds - 99.9%
1,118,882	First Trust TCW Opportunistic Fixed Income ETF (a)(f)		$48,704,933
597,156	Hartford Total Return Bond ETF (a)		19,700,176
1,620	iShares 7-10 Year Treasury Bond ETF		153,576
310,022	iShares iBoxx Investment Grade Corporate Bond ETF		32,911,936
427,743	iShares MBS ETF		39,309,582
124,603	iShares TIPS Bond ETF (a)		13,216,640
1,403	Janus Henderson AAA CLO ETF		70,627
107	Janus Henderson B-BBB CLO ETF		5,100
437,636	Janus Henderson Mortgage-Backed Securities ETF (a)		19,662,986
361,633	PIMCO Active Bond Exchange-Traded Fund		32,753,101
2,165	SPDR Blackstone / GSO Senior Loan ETF		91,190
908,182	SPDR Doubleline Total Return Tactical ETF		36,109,316
1,588	SPDR Portfolio Intermediate Term Corporate Bond ETF		50,848
456,340	SPDR Portfolio Long Term Treasury ETF		12,909,858
446,817	SPDR Portfolio Short Term Corporate Bond ETF (a)		13,167,697
1,188,376	VanEck Fallen Angel High Yield Bond ETF		32,965,550
764,182	Xtrackers USD High Yield Corporate Bond ETF (a)		26,440,697
	TOTAL INVESTMENT COMPANIES (Cost - $344,599,695)		328,223,813

Contracts		Notional Value
	PURCHASED OPTIONS - 0.1% (c)(d)(g)
	PURCHASED CALL OPTIONS - 0.1%
	iShares 20+ Year Treasury Bond ETF
1,000	Expiration: December 2023, Exercise Price: $101	$9,664,000	187,500
	TOTAL PURCHASED OPTIONS (Cost - $187,325)		187,500
Shares
	SHORT TERM INVESTMENTS - 0.0% (b)
	Money Market Funds - 0.0%
67,576	First American Treasury Obligations Fund, Class X, 5.26% (e)		67,576
	TOTAL SHORT TERM INVESTMENTS (Cost - $67,576)		67,576

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.2%
26,782,950	First American Government Obligations Fund, Class X, 5.18% (e)		26,782,950
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $26,782,950)		26,782,950

	TOTAL INVESTMENTS - 108.2% (Cost - $371,637,546)		355,261,839
	Liabilities in Excess of Other Assets - (8.2)%		(26,823,617)
	NET ASSETS - 100.0%		$328,438,222

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% (b)(c)(d)
1,000	iShares 20+ Year Treasury Bond ETF
	Expiration: December 2023, Exercise Price $106	$9,664,000	80,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $81,675)		80,500

	TOTAL OPTIONS WRITTEN (Premiums Received $81,675)		$80,500

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of August 31, 2023.
(b) Rounds to less than 0.1%
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Non-income producing security.
(e) Interest rate reflects the seven-day yield on August 31, 2023.
(f) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $3,264,750, which is 1.0% of total net assets.

(g) Held in connection with a written option, see Schedule of Written Options for more details.